STOCK BASED COMPENSATION, Stock options given to employees, Narratives (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
STOCK BASED COMPENSATION
Grant-date fair value of options granted	$ 2.48	$ 3.82	$ 1.96
Employees
STOCK BASED COMPENSATION
Grant-date fair value of options granted		$ 3.82	$ 1.42	$ 1.26
Total intrinsic value of options exercised		$ 25,607	$ 36,631
Total fair value of shares vested		278,933	150,471
Stock options | Employees
STOCK BASED COMPENSATION
Total unrecognized compensation cost related to unvested stock options granted		$ 688,145	$ 199,305
Total unrecognized compensation cost expected to be recognized over a weighted-average period		3 years